CAPITAL MANAGEMENT (Details) - USD ($) $ in Thousands			12 Months Ended
	Oct. 31, 2020	Dec. 18, 2019	Dec. 31, 2020	Dec. 31, 2019
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount				$ 125,000
Amount drawn			$ 50,000	24,601
Camino Rojo Project Loan
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount				125,000
Amount drawn	$ 50,000	$ 25,000	75,000	$ 25,000
Amount remains to be drawn down			50,000
Minimum | Camino Rojo Project Loan
Disclosure of risk management strategy related to hedge accounting [line items]
Working capital			$ 5,000